UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     May 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $238,565 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     1409    33425 SH       SOLE                        0        0    33425
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      983      270 SH       SOLE                        0        0      270
BOSTON PROPERTIES INC          COM              101121101      237     2021 SH       SOLE                        0        0     2021
EQUITY RESIDENTIAL             SH BEN INT       29476L107      243     5038 SH       SOLE                        0        0     5038
EXXON MOBIL CORP               COM              30231G102      549     7271 SH       SOLE                        0        0     7271
GENERAL ELECTRIC CO            COM              369604103      291     8243 SH       SOLE                        0        0     8243
GENERAL GROWTH PPTYS INC       COM              370021107      329     5095 SH       SOLE                        0        0     5095
ISHARES TR                     RUSSELL 2000     464287655    11588   145738 SH       SOLE                        0        0   145738
ISHARES TR                     MSCI EMERG MKT   464287234    15200   130474 SH       SOLE                        0        0   130474
ISHARES TR                     MSCI EAFE IDX    464287465    68135   893462 SH       SOLE                        0        0   893462
ISHARES TR                     S&P 500 INDEX    464287200    69790   490306 SH       SOLE                        0        0   490306
ISHARES TR                     RUSSELL 1000     464287622    22842   295046 SH       SOLE                        0        0   295046
ISHARES TR                     RUSSELL1000VAL   464287598     1108    13328 SH       SOLE                        0        0    13328
ISHARES TR                     RUSSELL 3000     464287689      293     3550 SH       SOLE                        0        0     3550
ISHARES TR                     DJ US REAL EST   464287739    10771   126361 SH       SOLE                        0        0   126361
ISHARES TR                     RSSL MCRCP IDX   464288869      471     8007 SH       SOLE                        0        0     8007
MIDCAP SPDR TR                 UNIT SER 1       595635103      294     1903 SH       SOLE                        0        0     1903
PROLOGIS                       SH BEN INT       743410102      237     3644 SH       SOLE                        0        0     3644
PUBLIC STORAGE INC             COM              74460D109      226     2390 SH       SOLE                        0        0     2390
SIMON PPTY GROUP INC NEW       COM              828806109      423     3800 SH       SOLE                        0        0     3800
SPDR TR                        UNIT SER 1       78462F103     4434    31227 SH       SOLE                        0        0    31227
STREETTRACKS INDEX SHS FDS     SPDR INTL REAL   863308839    14208   209871 SH       SOLE                        0        0   209871
VANGUARD INDEX FDS             REIT ETF         922908553    14235   179399 SH       SOLE                        0        0   179399
VORNADO RLTY TR                SH BEN INT       929042109      269     2258 SH       SOLE                        0        0     2258